Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2008	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income taxes [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%
Net operating loss carryforwards					¥ 1,161,298
Net operating loss carryforwards will start to expire					1,220,669
Deferred Tax Assets, Valuation Allowance	$ 179,019	$ 173,436	¥ 1,198,872		¥ 1,246,296	¥ 1,207,426	¥ 1,068,082
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)	16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate on dividends distributed by a FIE (as a percent)				10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
PRC [Member] | Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu
Income taxes [Line Items]
Preferential tax rate (as a percent)	15.00%